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VAN ECK GLOBAL
(PLUS LOGO)

                                                            March 26, 1998

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

        Re:  Van Eck Funds
        1933 Act File No. 2-97596
        1940 Act File No. 811-4297
        Post-Effective Amendment No. 1 to
        Registration Statement on Form N-14
        -----------------------------------

Dear Sir or Madam:

        We hereby file electronically on behalf of Van Eck Funds (the "Registrant") this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Amendment") relating to the registration of an infinite number of shares of beneficial interest of the shares of Van Eck U.S. Government Money Fund (the "Acquiring Fund"), a series of the Registrant. The Amendment shall also be deemed filed by Van Eck/Chubb Funds, Inc. (File Nos. 33-14737 and 811-5155) under the Securities Exchange Act of 1934, as amended, pursuant to Rule 14a-6(j) thereunder. The Amendment is to be effective immediately upon filing. The Amendment is marked to show changes from the Registration Statement on form N-14, filed on February 19, 1998.

        The required opinion of counsel is included in this filing.

        No filing fee is due in connection with this filing.

        The shares covered by the Amendment are to be issued in connection with the proposed transfers of the assets and liabilities of Money Market Fund, a series of Van Eck/Chubb Funds, Inc. (the "Reorganization Fund") to the Acquiring Fund (as specified in the Amendment) in exchange for shares of beneficial interest of the Acquiring Fund ("Acquiring Fund Shares"). Following such transfer, the Acquiring Fund Shares held by such corresponding Reorganizing Fund will be distributed to shareholders of the Reorganizing Fund. As a result of each proposed transaction, each shareholder of the Reorganizing Fund will receive Acquiring Fund shares equal in value to the value of such shareholders shares of the Reorganizing Fund immediately prior to the transaction.

        Changes made from the Registration Statement reflect comments from the staff of the Commission and various updating and editorial revisions.

        The enclosed Proxy Statement/Prospectus (together with the Prospectus dated April 30, 1997 of the Acquiring Fund) is being sent to shareholders of the Reorganizing Fund today and tomorrow.

        If you should have any questions regarding this filing, please call the undersigned at (212) 293-2141.


                                        Very truly yours,

                                        /s/ Susan I. Grant

                                        Susan I. Grant
                                        Assistant Secretary


Enclosures

cc: Patricia Williams
99 Park Avenue New York, NY 10016       tel 212.687.5200       fax 212.687.5248